Reconciliation of Differences between Basic and Diluted EPS (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share [Abstract]
Net income (loss) attributable to Sony Corporation's stockholders for basic and diluted EPS computation	¥ (125,980)	¥ (128,369)	¥ 41,540
Weighted-average shares outstanding	1,114,424	1,027,024	1,005,417
Effect of dilutive securities:
Stock acquisition rights			67
Zero coupon convertible bonds			65,308
Weighted-average shares for diluted EPS computation	1,114,424	1,027,024	1,070,792
Basic EPS	¥ (113.04)	¥ (124.99)	¥ 41.32
Diluted EPS	¥ (113.04)	¥ (124.99)	¥ 38.79